Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ (48)	$ (45)	$ (48)
Interest expense	(19)	(19)	(19)
Actuarial loss (gain) arising from changes in financial assumptions	140	8	(85)
Return on plan assets (excluding amounts included in net interest)	123	48	(55)
Actuarial (gain) loss arising from changes in demographic assumptions	(83)	8	(28)
Foreign exchange rate changes	(8)	(6)	16
Past service cost, including curtailment gains and settlements		4	2
Funded status	(451)	(452)
Other assets (Note 14)	24	23
Payables and accrued charges (Note 16)	(35)	(32)
Pension and other post-retirement benefit liabilities	(440)	(443)
Change in benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	1,698	1,659
Current service cost	48	45
Interest expense	72	70
Actuarial loss (gain) arising from changes in financial assumptions	140	8
Actuarial (gain) loss arising from changes in demographic assumptions	(83)	8
Foreign exchange rate changes	11
Contributions by plan participants	5	5
Benefits paid	(60)	(67)
Past service cost, including curtailment gains and settlements		(30)
End of year	1,831	1,698	1,659
Change in plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	1,246	1,197
Interest expense	53	51
Return on plan assets (excluding amounts included in net interest)	123	48
Foreign exchange rate changes	3	(6)
Contributions by plan participants	5	5
Employer contributions	10	43
Benefits paid	(60)	(66)
Settlements		(26)
End of year	1,380	1,246	1,197
Pension [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(38)	(35)	(36)
Interest expense	(3)	(3)	(4)
Actuarial loss (gain) arising from changes in financial assumptions	113	13	(39)
Return on plan assets (excluding amounts included in net interest)	123	48	(55)
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(15)
Foreign exchange rate changes	(4)	(5)	7
Past service cost, including curtailment gains and settlements		2	2
Funded status	(65)	(84)
Other assets (Note 14)	24	23
Payables and accrued charges (Note 16)	(25)	(22)
Pension and other post-retirement benefit liabilities	(64)	(85)
Pension [member] | Change in benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	1,330	1,305
Current service cost	38	35
Interest expense	56	54
Actuarial loss (gain) arising from changes in financial assumptions	113	13
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5
Foreign exchange rate changes	7	(1)
Contributions by plan participants	1	1
Benefits paid	(51)	(54)
Past service cost, including curtailment gains and settlements		(28)
End of year	1,445	1,330	1,305
Pension [member] | Change in plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	1,246	1,197
Interest expense	53	51
Return on plan assets (excluding amounts included in net interest)	123	48
Foreign exchange rate changes	3	(6)
Contributions by plan participants	1	1
Employer contributions	5	35
Benefits paid	(51)	(54)
Settlements		(26)
End of year	1,380	1,246	1,197
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(10)	(10)	(12)
Interest expense	(16)	(16)	(15)
Actuarial loss (gain) arising from changes in financial assumptions	27	(5)	(46)
Actuarial (gain) loss arising from changes in demographic assumptions	(34)	3	(13)
Foreign exchange rate changes	(4)	(1)	9
Past service cost, including curtailment gains and settlements		2
Funded status	(386)	(368)
Payables and accrued charges (Note 16)	(10)	(10)
Pension and other post-retirement benefit liabilities	(376)	(358)
Other [member] | Change in benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	368	354
Current service cost	10	10
Interest expense	16	16
Actuarial loss (gain) arising from changes in financial assumptions	27	(5)
Actuarial (gain) loss arising from changes in demographic assumptions	(34)	3
Foreign exchange rate changes	4	1
Contributions by plan participants	4	4
Benefits paid	(9)	(13)
Past service cost, including curtailment gains and settlements		(2)
End of year	386	368	$ 354
Other [member] | Change in plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions by plan participants	4	4
Employer contributions	5	8
Benefits paid	$ (9)	$ (12)